CONCENTRATIONS	9 Months Ended	11 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
CONCENTRATIONS

NOTE 11 – CONCENTRATIONS

For the nine months ended September 30, 2011 and the period from January 22, 2010 inception to September 30, 2011 one customer accounted for 42% and 20% of total sales, respectively.

NOTE 9 CONCENTRATIONS For the period from January 22, 2010 inception to December 31, 2010 two customers accounted for 20% and 11%, respectively of net revenues.